DEFERRED REVENUES (Tables)	9 Months Ended
Dec. 31, 2013
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
Deferred revenues are summarized as follows:

Advance payment received	$200,000
Total revenue recognized as of March 31, 2013	(34,444)
Revenue recognized nine months ended December 31, 2013	(10,000)
Total Deferred Revenues as of Current Balance Sheet Date	$155,556

Current Portion of Deferred Revenues as of Current Balance Sheet Date	$13,333
Non-Current Portion of Deferred Revenues as of Current Balance Sheet Date	$142,223